Guarantees and commitments (Details 5) In Millions, except Share data, unless otherwise specified	Jun. 30, 2012 CHF	Dec. 31, 2011 CHF	Sep. 01, 2007 Hedging-Griffo Investimentos S.A.	Jun. 30, 2012 Hedging-Griffo Investimentos S.A. Banco Credit Suisse (Brasil) S.A. BRL	Jun. 30, 2012 Hedging-Griffo Investimentos S.A. Banco Credit Suisse (Brasil) S.A. CHF	Jun. 30, 2012 Irrevocable commitments under documentary credits CHF	Dec. 31, 2011 Irrevocable commitments under documentary credits CHF	Jun. 30, 2012 Loan commitments CHF	Dec. 31, 2011 Loan commitments CHF	Jun. 30, 2012 Forward reverse repurchase agreements CHF	Dec. 31, 2011 Forward reverse repurchase agreements CHF	Jun. 30, 2012 Other commitments CHF	Dec. 31, 2011 Other commitments CHF
Other commitments.
Maturity less than 1 year	209,458	193,687				4,536	5,644	155,309	157,701	47,775	28,885	1,838	1,457
Maturity greater than 1 year	66,985	65,053				37	43	65,141	62,859	0	0	1,807	2,151
Total gross amount	276,443	258,740				4,573	5,687	220,450	220,560	47,775	28,885	3,645	3,608
Total net amount	271,232	253,043				4,366	5,207	215,446	215,343	47,775	28,885	3,645	3,608
Collateral received	196,757	175,568				1,621	2,372	147,108	144,278	47,775	28,885	253	33
Unused revocable credit limits								134,826	138,051
Paid for the interests acquired				1,248	584
Percentage of interests acquired by the Group			50.00%
Number of shares acquired in addition to percentage of interest acquired			1